Stockholders' Equity (Details)				1 Months Ended		12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Apr. 10, 2023	Mar. 16, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, par value (in dollars per share) (in Dollars per share) | $ / shares						$ 0.001
Common stock, shares authorized (in shares)						100,000,000	100,000,000
Common stock, par value (in dollars per share) (in Dollars per share) | $ / shares						$ 0.001	$ 0.001
Shares of outstanding						3,269,998	3,269,998
Convertible preferred stock into common stock (as a percent)							19.90%
Gross proceeds (in Dollars) | $						$ 1,200,000	$ 0
Purchased of the common stock (in Dollars) | $						$ 1,200,000	$ 8,424,000
Reverse Stock Split [Member]
Stockholders' Equity (Details) [Line Items]
Reverse stock split		4
One for Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock						5
One for Three Point ThreeShare Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock						3.3
One for Two Point Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock						2.5
One For One Point Seven Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock						1.75
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Acquired shares of its common stock			282,501
Retire price of per share (in Dollars per share) | $ / shares			$ 0.28
Stock Repurchase Plan [Member]
Stockholders' Equity (Details) [Line Items]
Retired shares of common stock acquired					171,940
Acquired shares of its common stock				282,501
Retire price of per share (in Dollars per share) | $ / shares				$ 0.28
Total Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized (in shares)						10,000,000
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized (in shares)						5,000,000	5,000,000
Preferred stock, par value (in dollars per share) (in Dollars per share) | $ / shares						$ 0.001	$ 0.001
Number of votes						100
Shares of outstanding								3,269,998
Series A Preferred Stock [Member] | One for Five Share Basis [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						$ 150,000,000
Series A Preferred Stock [Member] | One for Three Point ThreeShare Basis [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						200,000,000
Series A Preferred Stock [Member] | One for Three Point ThreeShare Basis [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						150,000,000
Series A Preferred Stock [Member] | One for Two Point Five Share Basis [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						250,000,000
Series A Preferred Stock [Member] | One for Two Point Five Share Basis [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						200,000,000
Series A Preferred Stock [Member] | One For One Point Seven Five Share Basis [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						350,000,000
Series A Preferred Stock [Member] | One For One Point Seven Five Share Basis [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						250,000,000
Series A Preferred Stock [Member] | One For One Share Basis [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration (in Dollars) | $						$ 350,000,000
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized (in shares)						2,400,000
Series B Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized (in shares)						10,000,000	10,000,000
Preferred stock, par value (in dollars per share) (in Dollars per share) | $ / shares						$ 0.001	$ 0.001
Shares of outstanding						144,125	215,625
Stock Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in dollars per share) (in Dollars per share) | $ / shares	$ 0.001
Sale of shares	312,500
Common stock at a price per share (in Dollars per share) | $ / shares	$ 4
Gross proceeds (in Dollars) | $	$ 1,250,000
Stock Purchase Agreement [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Sale of shares	25,000
Common stock at a price per share (in Dollars per share) | $ / shares	$ 4
Purchased of the common stock (in Dollars) | $	$ 100,000
Stock Purchase Agreement [Member] | Quadrofoglio Holdings LLC [Member]
Stockholders' Equity (Details) [Line Items]
Purchased of the common stock (in Dollars) | $	$ 1,150,000